16. INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2020
Investment Commitments
INVESTMENT COMMITMENTS

NOTE 16: INVESTMENT COMMITMENTS

16.1 New generation projects

Under the National Government’s call for the expansion of the generation offer, the Company participates in the following thermal generation projects:

16.1.1 PEPE II and PEPE III wind farms

On May 10, 2019, CAMMESA declared the commercial commissioning of PEPE II (Pampa Energía wind farm) for a 50.4 MW power capacity and PEPE III (de la Bahía wind farm) for a 28.8 MW power capacity, the commercial commissioning for a 50.4 MW power capacity of the latter being completed on June 10, 2019. PEPE II is located in an area adjacent to Mario Cebreiro Wind Farm, in the area known as Corti, 20 kilometers from the City of Bahía Blanca. PEPE III is located in Coronel Rosales, near the City of Bahía Blanca. Both projects called for an investment of US$ 130 million.

The production of both wind farms is sold under agreements between private parties pursuant to the Term Market of Electric Power from Renewable Sources (MATER) Regime within the framework of SEE Resolution No. 281/17. Non-contracted energy will be remunerated according to the spot market remuneration (see Note 2).

16.1.2 Genelba Thermal Power Plant

The Genelba Plus’ closing to combined cycle project was selected under SEE Resolution No. 926-E/17 within the framework of the “Call for the Execution of New Co-generation and Closing to Combined Cycles Projects” provided for by SEE Resolution No. 287-E/17. Upon the commercial commissioning of the closing to combined cycle, the Wholesale Power Purchase Agreement executed with CAMMESA for a maximum committed capacity of 377 MW and a term of 15 years will enter into effect.

On June 12, 2019, CAMMESA declared the commercial commissioning of Genelba power plant’s fourth gas turbine for a power capacity of up to 187.7 MW. Furthermore, CAMMESA enabled the 13 MW repowering of the GEBATG03 unit’s power capacity, as of June 1, 2019.These units are part of Genelba Plus’ closing to combined cycle project.

CAMMESA commissioned CTGEBA’s GEBATV02 effective as from 00:00 on July 2, 2020 for a gross capacity of 199 MW, milestone that marked the beginning of operations of CTGEBA’s second combined cycle, a project where the Company invested approximately US$ 320 million to add 400 MW and employed an average of 1,500 people during the 30-month work period. With the completion of the new combined cycle, the total installed capacity of CTGEBA amounts to 1,243 MW, becoming the largest thermal power plant in the country, with an outstanding efficiency of 55% on average and the capacity to supply electricity to 2.5 million households in the Buenos Aires metropolitan area.

On October 7, 2020, CAMMESA informed that, after performing certain improvements in the CC consisting of units GEBATG01, GEBATG02 and GEBATV01, a total additional power capacity of 11 MW was achieved.

In this way, the Company has fulfilled its commitments with CAMMESA under the electricity wholesale supply agreement entered into pursuant to former SEE Resolution No. 287/17.

In line with the Company’s strategy to develop its core businesses, this milestone adds to the efforts put forth over the last 12 years to increase the power generation infrastructure, demanding investments for more than US$ 1,500 million, hence becoming Argentina’s largest independent power producer, operating a total 4,955 MW of installed capacity, which represents 12% of the national grid.

16.1.3 CTB

Regarding the commitment to CTB’s closing to combined cycle project, detailed in Note 5.3.5, for increasing the installed power capacity from 567 MW to 847 MW, with an estimated investment of US$ 200 million, on September 27, 2019, CTB and a joint venture made up of SACDE and Techint Compañía Técnica Internacional S.A.C.E.I, executed an engineering, procurement, construction, commissioning and turnkey agreement for the execution of the closing of the combined cycle at CTEB (the “EPC Agreement”).

The evolution of the measures resulting from the COVID-19 pandemic has affected the execution of the works for CTB’s closing to combined cycle from the beginning. The stiffening of social lockdown measures experience from July 1, 2020 excluded private infrastructure works from the exempted activities. Later on, pursuant to Resolutions No. 1197-MJGM-2020 and No. 1690-MJGM-2020 passed by the Buenos Aires Chief of the Cabinet of Ministers’s Office, as amended, the Company resumed the execution of construction works following their critical path as from July 20, 2020.

Within this framework, on July 28, 2020, the Company and the Joint Venture made up of SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. and Techint Compañía Técnica Internacional S.A.C.E.I. entered into an addendum to the construction agreement within the framework of the restrictions currently imposed as a result of the COVID-19 pandemic, reaching an agreement on the impact on costs and works’ execution terms, and launching a new stage for the execution of the closing to combined cycle.

Even trough, the commercial commissioning of the steam turbine is estimated for the first quarter of 2022, it is impossible to foresee how measures will continue evolving or to which extent terms and costs may be affected in the future.

16.1.4 PEPE IV wind farm

The Company, as assignee of the rights under the PEPE IV project, requested to CAMMESA an extension of the term for the commercial commissioning of the wind farm, as well as its relocation. The request was authorized by the SGE and, to make it effective, CAMMESA asked the Company to meet certain requirements, including making several disbursements and increasing the originally granted guarantee pursuant to SGE Resolution No. 230/19.

However, as a result of events occurred during 2019, including the devaluation of the peso and the increase in interest rates, which have resulted in a growing macroeconomic instability, the Company requested an extension of the term to meet the above-mentioned requirements in order to evaluate the feasibility of the project under the new conditions, as well as to negotiate changes proposed by work contractors and equipment suppliers. In this context, and based on a thorough evaluation of the renewable projects in progress, on September 11, 2019 the SSERyEE instructed CAMMESA to temporarily suspend the claims for non-compliance, and demanded the Company to extend the validity of the US$ 12.5 million guarantee for a term of 180 days. On October 4, 2019, the Company complied with the requested extension. On October 9, 2019, the SSERyEE canceled the suspension. On October 30, 2019, CAMMESA served on the Company a formal demand requiring certain payments associated with the postponement of the commercial commissioning of the project and its relocation under penalty of enforcing the guarantee. The Company rejected the demand served by CAMMESA awaiting SGE’s consideration of the extension request, and on December 9, 2019 it entered into an agreement with CAMMESA establishing a negotiation process to be developed until January 31, 2020 inclusive, during which CAMMESA should suspend the enforcement of the guarantee. The agreement term was extended until January 31, 2021. Despite the expiration of the extension it is estimated that it will be re-extended once CAMMESA receives the corresponding instruction from the SE.

16.2 Investment commitment for the exploration and exploitation of hydrocarbons

As of the issuance of these Consolidated Financial Statements, the Company has committed investments for an estimated total amount of US$ 383 million, based on its participation, to be disbursed between 2020 and 2023, mainly regarding the Sierra Chata, Las Tacanas, El Mangrullo, Rincón del Mangrullo and Chirete areas.

In turn, as mentioned in Note 2.3.2.1.2, the Company has committed an investment of approximately US$ 250 million over the four years of the GasAr Plan.